Condensed Combined Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012		Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 21,015	[1]	$ 18,326	[1]
Receivables
Trade	466	[1]	542	[1]
Affiliate	7,972	[1]	11,312	[1]
Prepayments and other current assets	242	[1]	637	[1]
Total Current Assets	29,695	[1]	30,817	[1]
NET PROPERTY, PLANT AND EQUIPMENT	175,477	[1]	174,089	[1]
OTHER NONCURRENT ASSETS	1,950	[1]	3,072	[1]
Total Assets	207,122	[1]	207,978	[1]
Accounts payable
Trade	4,053	[1]	6,480	[1]
Affiliate	3,031	[1]	2,815	[1]
Deferred revenue - affiliate	1,720	[1]	1,775	[1]
Accrued liabilities	1,771	[1]	2,244	[1]
Total Current Liabilities	10,575	[1]	13,314	[1]
OTHER NONCURRENT LIABILITIES	2,641	[1]	2,665	[1]
DEBT	50,000	[1]	50,000	[1]
COMMITMENTS AND CONTINGENCIES (Note K)		[1]		[1]
EQUITY
Equity of Predecessors	33,864	[1]	33,029	[1]
Common unitholders (15,254,890 units issued and outstanding)	250,950	[1]	250,430	[1]
Subordinated unitholders (15,254,890 units issued and outstanding)	(142,500)	[1]	(143,048)	[1]
General partner (622,649 units issued and outstanding)	1,592	[1]	1,588	[1]
Total Equity	143,906	[1]	141,999	[1]
Total Liabilities and Equity	$ 207,122	[1]	$ 207,978	[1]

[1]	Adjusted to include the historical results of the Martinez Crude Oil Marine Terminal. See Notes A and B for further discussion.